Cover	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Registrant Name	HORMEL FOODS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2402
Entity Tax Identification Number	41-0319970
Entity Address, Address Line One	1 Hormel Place
Entity Address, City or Town	Austin
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55912-3680
City Area Code	507
Local Phone Number	437-5611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01465 par value
Trading Symbol	HRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000048465
Amendment Flag	false